Stockholders’ Equity/(Deficit) - Part 4 (Details)							1 Months Ended				3 Months Ended			4 Months Ended	5 Months Ended	6 Months Ended			12 Months Ended
	May 01, 2025 USD ($) $ / shares shares	Jan. 31, 2025 $ / shares shares	Jan. 23, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Nov. 25, 2024 $ / shares shares	Sep. 30, 2024 USD ($) $ / shares shares	Aug. 14, 2025 USD ($) shares	Jan. 31, 2025 USD ($) $ / shares shares	Jan. 23, 2025 USD ($) $ / shares shares	Mar. 31, 2024	Jun. 30, 2025 USD ($) $ / shares shares	Mar. 31, 2025	Jun. 30, 2024 shares	Apr. 17, 2025 USD ($) $ / shares shares	Sep. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2024 shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 $ / shares shares	Aug. 11, 2025 $ / shares	Jun. 24, 2025 $ / shares shares	May 02, 2025 shares	Apr. 28, 2025 USD ($) shares	Jan. 24, 2025 $ / shares	Jul. 31, 2024 $ / shares shares	May 14, 2024 shares	Apr. 30, 2024 USD ($)
Stockholders’ Equity/(Deficit) - Part 4 (Details) [Line Items]
Convertible conversion price (in Dollars per share) | $ / shares																									$ 1.1
Subscription amount (in Dollars) | $				$ 24,495,000							$ 24,495,000					$ 24,495,000	$ 24,495,000		$ 24,495,000
Number of barrels										600										1,200
Warrants issued	116,263			796,176							2,304,327					2,304,327	2,304,327		796,176
Preferred stock, stated value (in Dollars per share) | $ / shares																						$ 0.0001
Warrants to purchase common stock													28,779,665					4,865,239	6,428,594	2,691,509
Vesting period																	4 years
Restricted Stock, Value, Shares Issued Net of Tax Withholdings (in Dollars) | $																			$ 157.89
Exercisable, weighted averageremaining contractual term				10 months 9 days													11 months 4 days
$ 6.00 Warrant [Member]
Stockholders’ Equity/(Deficit) - Part 4 (Details) [Line Items]
Class of warrant exercise price (in Dollars per share) | $ / shares				$ 6		$ 6									$ 6				$ 6
Warrants issued				83,333															83,333
Black Scholes [Member]
Stockholders’ Equity/(Deficit) - Part 4 (Details) [Line Items]
Class of warrant exercise price (in Dollars per share) | $ / shares						1.838									1.838
2024 Series - Convertible Whiskey Special Ops 2024 Notes Warrants [Member]
Stockholders’ Equity/(Deficit) - Part 4 (Details) [Line Items]
Warrants issued				0	197,013														0
Warrants outstanding (in Dollars) | $																												$ 26,706
$5.00 Warrants [Member]
Stockholders’ Equity/(Deficit) - Part 4 (Details) [Line Items]
Class of warrant exercise price (in Dollars per share) | $ / shares				$ 5	$ 5	$ 5									$ 5				$ 5	$ 4
Warrants issued				197,013															197,013
Warrants Reclassifed on IPO [Member]
Stockholders’ Equity/(Deficit) - Part 4 (Details) [Line Items]
Warrant outstanding					246,267
Class of warrant exercise price (in Dollars per share) | $ / shares					$ 4
Prepaid Warrants, Series 1 [Member]
Stockholders’ Equity/(Deficit) - Part 4 (Details) [Line Items]
Prepaid warrants exercised																	700,000
Prepaid Warrants [Member]
Stockholders’ Equity/(Deficit) - Part 4 (Details) [Line Items]
Warrant outstanding				3,871,992							100,000					100,000	100,000		3,871,992
Prepaid warrants exercised																	3,071,992
Measurement Input IPO [Member] | $ 6.00 Warrant [Member]
Stockholders’ Equity/(Deficit) - Part 4 (Details) [Line Items]
Warrants measurement input						5									5
Preferred Stock [Member]
Stockholders’ Equity/(Deficit) - Part 4 (Details) [Line Items]
Preferred stock, shares outstanding				494,840															494,840
Preferred stock, authorized																						5,000,000					5,000,000
Preferred Stock [Member] | 2024 Series - Convertible Whiskey Special Ops 2024 Notes Warrants [Member]
Stockholders’ Equity/(Deficit) - Part 4 (Details) [Line Items]
Warrants issued				197,013															197,013
Incentive Stock Options [Member]
Stockholders’ Equity/(Deficit) - Part 4 (Details) [Line Items]
Stock price (in Dollars per share) | $ / shares				$ 157.89							$ 157.89					$ 157.89	$ 157.89		$ 157.89
Vesting period																	0 years		0 years
Number of years volumes of peer companies, used to calculate volatility																	5 years		5 years
Stock option plan, period in force																	10 years		10 years
Unrecognized compensation expense (in Dollars) | $				$ 0							$ 0					$ 0	$ 0		$ 0
Exercisable, weighted averageremaining contractual term																			1 year 10 months 9 days
Subsequent Event [Member]
Stockholders’ Equity/(Deficit) - Part 4 (Details) [Line Items]
Convertible conversion price (in Dollars per share) | $ / shares																									$ 1.1
Class of warrant exercise price (in Dollars per share) | $ / shares														$ 0.001							$ 0.01
Warrants issued														327,868
Prepaid warrants exercised							270,061
Subsequent Event [Member] | $5.00 Warrants [Member]
Stockholders’ Equity/(Deficit) - Part 4 (Details) [Line Items]
Dividend percentage			15.00%
Subsequent Event [Member] | Prepaid Warrants [Member]
Stockholders’ Equity/(Deficit) - Part 4 (Details) [Line Items]
Warrant outstanding							0
Prepaid warrants exercised							100,000
IPO [Member]
Stockholders’ Equity/(Deficit) - Part 4 (Details) [Line Items]
Stock price (in Dollars per share) | $ / shares				$ 4	$ 4	$ 5									$ 5				$ 4
IPO [Member] | $ 6.00 Warrant [Member]
Stockholders’ Equity/(Deficit) - Part 4 (Details) [Line Items]
Class of warrant exercise price (in Dollars per share) | $ / shares						$ 6									$ 6
ELOC Purchase Agreement [Member]
Stockholders’ Equity/(Deficit) - Part 4 (Details) [Line Items]
Proceeds from ELOC Purchase Agreement (in Dollars) | $								$ 499,991
ELOC Purchase Agreement [Member] | Subsequent Event [Member]
Stockholders’ Equity/(Deficit) - Part 4 (Details) [Line Items]
Stock price (in Dollars per share) | $ / shares		$ 1.11						$ 1.11
Proceeds from ELOC Purchase Agreement (in Dollars) | $								$ 1,000,000
2024 Plan [Member]
Stockholders’ Equity/(Deficit) - Part 4 (Details) [Line Items]
Authorized shares					2,500,000																	5,000,000
Performance units to eligible participants period																	10 years
Option awards grants											2,472,500					2,472,500	2,472,500
2019 Plan [Member]
Stockholders’ Equity/(Deficit) - Part 4 (Details) [Line Items]
Performance units to eligible participants period																	10 years		10 years
Option awards grants				256,500							254,087					254,087	254,087		256,500
Series A Preferred Stock [Member]
Stockholders’ Equity/(Deficit) - Part 4 (Details) [Line Items]
Preferred stock, shares outstanding	284,140
Class of warrant exercise price (in Dollars per share) | $ / shares	$ 4
Warrants issued																							129,998
Preferred stock, shares outstanding																							210,700
Warrants to purchase common stock													805,288					486,097	1,414,736
Series B Preferred Stock [Member]
Stockholders’ Equity/(Deficit) - Part 4 (Details) [Line Items]
Preferred stock, shares outstanding																							659,437
Warrants to purchase common stock													20,737,012
Conversion of stock, shares converted	264,043
Negotiated aggregate value (in Dollars) | $	$ 3,409,680
Accrued dividends (in Dollars) | $	$ 343,392
Related Party [Member]
Stockholders’ Equity/(Deficit) - Part 4 (Details) [Line Items]
Warrants issued	75,702
Related Party [Member] | $ 6.00 Warrant [Member]
Stockholders’ Equity/(Deficit) - Part 4 (Details) [Line Items]
Warrant outstanding						321,026									321,026
Class of warrant exercise price (in Dollars per share) | $ / shares						$ 6									$ 6											$ 6
Related Party [Member] | $5.00 Warrants [Member]
Stockholders’ Equity/(Deficit) - Part 4 (Details) [Line Items]
Warrant outstanding					75,705
Class of warrant exercise price (in Dollars per share) | $ / shares					$ 4															$ 5
Warrants issued					60,563															60,563
Related Party [Member] | Warrants Reclassifed on IPO [Member]
Stockholders’ Equity/(Deficit) - Part 4 (Details) [Line Items]
Warrant outstanding																				75,705
Related Party [Member] | Prepaid Warrants [Member]
Stockholders’ Equity/(Deficit) - Part 4 (Details) [Line Items]
Warrant outstanding											0					0	0
Prepaid warrants exercised											1,203,783						2,321,342
Related Party [Member] | Subsequent Event [Member]
Stockholders’ Equity/(Deficit) - Part 4 (Details) [Line Items]
Preferred stock, period after anniversary of original issue date before company can redeem shares			90 days
Prepaid warrants exercised							251,265
Related Party [Member] | ELOC Purchase Agreement [Member] | Subsequent Event [Member]
Stockholders’ Equity/(Deficit) - Part 4 (Details) [Line Items]
Subscription purchase of shares		100,000						100,000
Proceeds from ELOC Purchase Agreement (in Dollars) | $														$ 1,150,000
Related Party [Member] | Series A Preferred Stock [Member]
Stockholders’ Equity/(Deficit) - Part 4 (Details) [Line Items]
Preferred stock, shares outstanding	183,122
Related Party [Member] | Series B Preferred Stock [Member]
Stockholders’ Equity/(Deficit) - Part 4 (Details) [Line Items]
Preferred stock, shares issued	2,640,430
Investor [Member] | ELOC Purchase Agreement [Member]
Stockholders’ Equity/(Deficit) - Part 4 (Details) [Line Items]
Shares issued from exchange of warrants																	115,000
Proceeds from ELOC Purchase Agreement (in Dollars) | $																	$ 1,150,000
Related Party [Member] | $5.00 Warrants [Member]
Stockholders’ Equity/(Deficit) - Part 4 (Details) [Line Items]
Class of warrant exercise price (in Dollars per share) | $ / shares					$ 4	$ 5									$ 5
Warrants issued				60,563															60,563
Related Party [Member] | Warrants Reclassifed on IPO [Member]
Stockholders’ Equity/(Deficit) - Part 4 (Details) [Line Items]
Warrant outstanding					75,705
Related Party [Member] | Series B Preferred Stock Warrants [Member]
Stockholders’ Equity/(Deficit) - Part 4 (Details) [Line Items]
Warrants issued											53,418					53,418	53,418
Related Party [Member] | Series A Preferred Stock [Member]
Stockholders’ Equity/(Deficit) - Part 4 (Details) [Line Items]
Class of warrant exercise price (in Dollars per share) | $ / shares	$ 4
Minimum [Member]
Stockholders’ Equity/(Deficit) - Part 4 (Details) [Line Items]
Convertible conversion price (in Dollars per share) | $ / shares											$ 0.4763					$ 0.4763	$ 0.4763
Minimum [Member] | Incentive Stock Options [Member]
Stockholders’ Equity/(Deficit) - Part 4 (Details) [Line Items]
Vesting period																	1 year		1 year
Maximum [Member]
Stockholders’ Equity/(Deficit) - Part 4 (Details) [Line Items]
Convertible conversion price (in Dollars per share) | $ / shares											$ 1.12					$ 1.12	$ 1.12
Maximum [Member] | Incentive Stock Options [Member]
Stockholders’ Equity/(Deficit) - Part 4 (Details) [Line Items]
Vesting period																	4 years		4 years
Series A Preferred Stock [Member]
Stockholders’ Equity/(Deficit) - Part 4 (Details) [Line Items]
Percentage of accrued dividends											110.00%					110.00%	110.00%
Preferred stock, conversion rate, percent of calculation					110.00%												110.00%		110.00%
Convertible conversion price (in Dollars per share) | $ / shares				$ 5	$ 4						$ 5					$ 5	$ 5		$ 5
Preferred stock redemption, term prior to written notice					30 days						30 days					30 days	30 days
Preferred stock, redemption price as percent of stated amount																	110.00%		110.00%
Subscription purchase of shares	210,700										494,840					494,840	494,840									11,328
Subscriptions received (in Dollars) | $	$ 3,221,603			$ 4,948,478		$ 4,948,478					$ 7,566,104				$ 4,948,478	$ 7,566,104	$ 7,566,104		$ 4,948,478
Payments of dividend (in Dollars) | $	$ 400,330																$ 940,196
Preferred stock, shares outstanding				4,948,478		4,948,478									4,948,478				4,948,478
Received subscriptions, including cash (in Dollars) | $						$ 2,025,000									$ 2,025,000
Subscription amount (in Dollars) | $						$ 1,155,000									$ 1,155,000
Number of barrels															525				525
Barrels average value (in Dollars) | $															$ 2,200				$ 2,200
Aggregate total fixed assets (in Dollars) | $															259,875				259,875
Aggregate total inventory (in Dollars) | $															895,125				895,125
Extinguishment of debt (in Dollars) | $															$ 719,919				$ 719,919
Class of warrant exercise price (in Dollars per share) | $ / shares	$ 4				$ 8
Warrants issued						93,789									93,789
Shares of preferred stock						93,789									93,789
Preferred stock, liquidation preference, percent of preference calculation																	110.00%		110.00%
Preferred stock, stated value (in Dollars) | $				$ 5,938,080							$ 2,528,400					$ 2,528,400	$ 2,528,400		$ 5,938,080
Preferred stock, authorized																								5,000,000			5,000,000
Preferred stock, stated value (in Dollars per share) | $ / shares				$ 0.0001		$ 0.0001									$ 0.0001				$ 0.0001
Preferred stock, subscriptions (in Dollars per share) | $ / shares				10		10									10				10
Preferred stock, stated value (in Dollars per share) | $ / shares	$ 12			$ 12		$ 12									$ 12				$ 12
Dividend percentage																	15.00%		15.00%
Preferred stock, dividends (in Dollars per share) | $ / shares																	$ 1.8		$ 1.8
Conversion of stock, value converted (in Dollars) | $																	$ 4,092,567
Preferred stock, shares issued						4,948,478									4,948,478
Conversion of stock, shares converted																	409,256
Liquidation preference (in Dollars) | $				$ 6,943,830															$ 6,943,830
Series A Preferred Stock [Member] | $ 6.00 Warrant [Member]
Stockholders’ Equity/(Deficit) - Part 4 (Details) [Line Items]
Convertible conversion price (in Dollars per share) | $ / shares						$ 6									$ 6
Warrant outstanding						510,315									510,315
Class of warrant exercise price (in Dollars per share) | $ / shares						$ 6									$ 6
Warrants issued						937,959									937,959
Warrants outstanding (in Dollars) | $						$ 937,959									$ 937,959
Series A Preferred Stock [Member] | Preferred Stock [Member]
Stockholders’ Equity/(Deficit) - Part 4 (Details) [Line Items]
Subscriptions received (in Dollars) | $				$ 492,366															$ 492,366
Exchange of warrants to purchase stocks																	(284,140)
Preferred stock, shares outstanding											210,700					210,700	210,700
Series A Preferred Stock [Member] | Subsequent Event [Member]
Stockholders’ Equity/(Deficit) - Part 4 (Details) [Line Items]
Preferred stock, authorized			750,000						750,000
Series A Preferred Stock [Member] | Related Party [Member]
Stockholders’ Equity/(Deficit) - Part 4 (Details) [Line Items]
Received subscriptions, including cash (in Dollars) | $						$ 834,000
Number of barrels																			50
Barrels average value (in Dollars) | $																			$ 2,212
Aggregate total fixed assets (in Dollars) | $																			24,750
Aggregate total inventory (in Dollars) | $																			85,850
Extinguishment of debt (in Dollars) | $																			$ 296,619
Shares of preferred stock						59,001									59,001
Conversion of stock, value converted (in Dollars) | $																	$ 2,640,437
Conversion of stock, shares converted																	264,043
Series A Preferred Stock [Member] | Related Party [Member] | $ 6.00 Warrant [Member]
Stockholders’ Equity/(Deficit) - Part 4 (Details) [Line Items]
Warrants issued						590,045									590,045
Series A Preferred Stock [Member] | Related Party [Member] | Preferred Stock [Member]
Stockholders’ Equity/(Deficit) - Part 4 (Details) [Line Items]
Preferred stock, shares outstanding											0					0	0
Series A Preferred Stock [Member] | Related Party [Member] | IPO [Member]
Stockholders’ Equity/(Deficit) - Part 4 (Details) [Line Items]
Warrant outstanding						510,315									510,315
Class of warrant exercise price (in Dollars per share) | $ / shares						$ 6									$ 6
Series A Preferred Stock [Member] | Related Party [Member]
Stockholders’ Equity/(Deficit) - Part 4 (Details) [Line Items]
Subscriptions received (in Dollars) | $						$ 1,831,265									$ 1,831,265
Received subscriptions, including cash (in Dollars) | $															$ 834,000
Number of barrels															50
Barrels average value (in Dollars) | $															$ 2,212
Aggregate total fixed assets (in Dollars) | $															24,750
Aggregate total inventory (in Dollars) | $															85,850
Aggregate received amount (in Dollars) | $															110,600
Extinguishment of debt (in Dollars) | $															$ 296,619
Shares of preferred stock						59,001									59,001
Series A Preferred Stock [Member] | Related Party [Member] | $ 6.00 Warrant [Member]
Stockholders’ Equity/(Deficit) - Part 4 (Details) [Line Items]
Warrant outstanding						321,026									321,026
Class of warrant exercise price (in Dollars per share) | $ / shares						$ 6									$ 6
Warrants outstanding (in Dollars) | $						$ 590,045									$ 590,045
Series B Preferred Stock [Member]
Stockholders’ Equity/(Deficit) - Part 4 (Details) [Line Items]
Percentage of accrued dividends			110.00%						110.00%
Preferred stock, conversion rate, percent of calculation			110.00%
Subscription purchase of shares											744,354					744,354	744,354
Class of warrant exercise price (in Dollars per share) | $ / shares											$ 0.01					$ 0.01	$ 0.01
Preferred stock, liquidation preference, percent of preference calculation			110.00%
Preferred stock, stated value (in Dollars) | $											$ 8,932,248					$ 8,932,248	$ 8,932,248
Preferred stock, authorized			750,000						750,000		850,000					850,000	850,000
Preferred stock, stated value (in Dollars per share) | $ / shares			$ 0.0001						$ 0.0001
Preferred stock, subscriptions (in Dollars per share) | $ / shares			10						10
Preferred stock, stated value (in Dollars per share) | $ / shares			$ 12						12
Dividend percentage			15.00%
Preferred stock, dividends (in Dollars per share) | $ / shares			$ 1.8						$ 1.8
Share conversion threshold period			36 months
Preferred stock, period after anniversary of original issue date before company can redeem shares			90 days
Preferred stock, redemption, prior written notice			30 days
Preferred stock, redemption, percent of redemption calculation			110%
Preferred stock, subscription amount (in Dollars) | $											$ 7,443,557					$ 7,443,557	$ 7,443,557
Liquidation preference (in Dollars) | $											$ 10,072,005					$ 10,072,005	10,072,005
Series B Preferred Stock [Member] | Prepaid Warrants, Series 1 [Member]
Stockholders’ Equity/(Deficit) - Part 4 (Details) [Line Items]
Proceeds from exchange of warrants (in Dollars) | $																	$ 392,000
Shares issued from exchange of warrants																	39,200
VWAP per prepaid warrant (in Dollars per share) | $ / shares																	$ 0.56
Series B Preferred Stock [Member] | Prepaid Warrants, Series 2 [Member]
Stockholders’ Equity/(Deficit) - Part 4 (Details) [Line Items]
Proceeds from exchange of warrants (in Dollars) | $																	$ 167,180
Shares issued from exchange of warrants																	16,717
Prepaid warrants exercised																	327,868
VWAP per prepaid warrant (in Dollars per share) | $ / shares																	$ 0.51
Series B Preferred Stock [Member] | Prepaid Warrants [Member]
Stockholders’ Equity/(Deficit) - Part 4 (Details) [Line Items]
Class of warrant exercise price (in Dollars per share) | $ / shares											$ 0.001					$ 0.001	$ 0.001
Prepaid warrants exercised																	1,027,868
Warrants issued in period																	327,868
Series B Preferred Stock [Member] | Preferred Stock [Member]
Stockholders’ Equity/(Deficit) - Part 4 (Details) [Line Items]
Exchange of warrants to purchase stocks											55,917					55,917
Preferred stock, shares outstanding											744,354					744,354	744,354
Preferred stock											409,256					409,256	409,256
Series B Preferred Stock [Member] | Preferred Stock [Member] | Prepaid Warrants [Member]
Stockholders’ Equity/(Deficit) - Part 4 (Details) [Line Items]
Exchange of warrants to purchase stocks																	55,917
Series B Preferred Stock [Member] | Subsequent Event [Member]
Stockholders’ Equity/(Deficit) - Part 4 (Details) [Line Items]
Percentage of accrued dividends			110.00%						110.00%
Preferred stock, conversion rate, percent of calculation			110.00%
Preferred stock, shares outstanding			255,181				756,854		255,181					255,181
Warrants issued														119,207
Preferred stock, liquidation preference, percent of preference calculation		110.00%										110.00%
Preferred stock, shares outstanding																								255,181
Preferred stock, stated value (in Dollars) | $							$ 9,082,248							$ 3,062,172
Preferred stock, authorized			750,000						750,000
Preferred stock, stated value (in Dollars per share) | $ / shares			$ 0.0001						$ 0.0001
Preferred stock, subscriptions (in Dollars per share) | $ / shares			10						10
Preferred stock, stated value (in Dollars per share) | $ / shares			$ 12						12
Dividend percentage			15.00%
Preferred stock, dividends (in Dollars per share) | $ / shares			$ 1.8						$ 1.8
Share conversion threshold period			36 months
Preferred stock, period after anniversary of original issue date before company can redeem shares			90 days
Preferred stock, redemption, prior written notice			30 days
Preferred stock, redemption, percent of redemption calculation			110%
Preferred stock, subscription amount (in Dollars) | $														2,551,810										$ 2,551,810
Conversion of stock, shares converted							56,462
Liquidation preference (in Dollars) | $							$ 10,405,553							3,433,497
Series B Preferred Stock [Member] | Related Party [Member]
Stockholders’ Equity/(Deficit) - Part 4 (Details) [Line Items]
Preferred stock, subscription amount (in Dollars) | $											$ 2,995,437					$ 2,995,437	$ 2,995,437
Subscriptions received (in Dollars) | $											$ 355,000					$ 355,000	$ 355,000
Subscriptions received											35,500					35,500	35,500
Series B Preferred Stock [Member] | Related Party [Member] | Subsequent Event [Member]
Stockholders’ Equity/(Deficit) - Part 4 (Details) [Line Items]
Preferred stock, subscription amount (in Dollars) | $			$ 250,000						$ 250,000					$ 250,000
Proceeds from ELOC Purchase Agreement (in Dollars) | $			$ 1,150,000
Series B Preferred Stock [Member] | Investor [Member]
Stockholders’ Equity/(Deficit) - Part 4 (Details) [Line Items]
Subscriptions received (in Dollars) | $											$ 100,000					$ 100,000	$ 100,000
Subscriptions received											10,000					10,000	10,000
Series B Preferred Stock [Member] | Other Investors [Member]
Stockholders’ Equity/(Deficit) - Part 4 (Details) [Line Items]
Subscriptions received (in Dollars) | $											$ 1,641,810					$ 1,641,810	$ 1,641,810
Subscriptions received											164,181					164,181	164,181
Series B Preferred Stock [Member] | Minimum [Member] | Subsequent Event [Member]
Stockholders’ Equity/(Deficit) - Part 4 (Details) [Line Items]
Convertible conversion price (in Dollars per share) | $ / shares														$ 0.4736
Series B Preferred Stock [Member] | Maximum [Member] | Subsequent Event [Member]
Stockholders’ Equity/(Deficit) - Part 4 (Details) [Line Items]
Convertible conversion price (in Dollars per share) | $ / shares														$ 1.17
Non-ELOC Series B Preferred Stock [Member]
Stockholders’ Equity/(Deficit) - Part 4 (Details) [Line Items]
Class of warrant exercise price (in Dollars per share) | $ / shares											$ 0.01					$ 0.01	$ 0.01
Preferred stock, subscription amount (in Dollars) | $											$ 250,000					$ 250,000	$ 250,000
Warrants to purchase common stock																	119,207
Non-ELOC Series B Preferred Stock [Member] | Related Party [Member]
Stockholders’ Equity/(Deficit) - Part 4 (Details) [Line Items]
Preferred stock, subscription amount (in Dollars) | $											$ 125,000					$ 125,000	$ 125,000